CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT - CANTOR PARTNERS II, INC. - USD ($)	Total	CANTOR EQUITY PARTNERS II, INC.	Class A CANTOR EQUITY PARTNERS II, INC.	Class B CANTOR EQUITY PARTNERS II, INC.	Ordinary Shares	Ordinary Shares Class A CANTOR EQUITY PARTNERS II, INC.	Ordinary Shares Class B CANTOR EQUITY PARTNERS II, INC.		Additional Paid-In Capital CANTOR EQUITY PARTNERS II, INC.	Additional Paid-In Capital Class A CANTOR EQUITY PARTNERS II, INC.	Accumulated Deficit CANTOR EQUITY PARTNERS II, INC.	Accumulated Other Comprehensive Income CANTOR EQUITY PARTNERS II, INC.
Beginning balance (in shares) at Dec. 31, 2023						0	6,000,000	[1]
Beginning balance at Dec. 31, 2023		$ 2,740				$ 0	$ 600	[1]	$ 24,400		$ (22,260)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (oss)		0
Net income (loss)		(70,682)		$ (70,682)							(70,682)
Ending balance (in shares) at Dec. 31, 2024			0	6,000,000		0	6,000,000	[1]
Ending balance at Dec. 31, 2024		(67,942)				$ 0	$ 600	[1]	24,400		(92,942)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (oss)		0
Net income (loss)		(27,148)		$ (27,148)							(27,148)
Ending balance (in shares) at Mar. 31, 2025						0	6,000,000	[1]
Ending balance at Mar. 31, 2025		(95,090)				$ 0	$ 600	[1]	24,400		(120,090)	0
Beginning balance (in shares) at Dec. 31, 2024			0	6,000,000		0	6,000,000	[1]
Beginning balance at Dec. 31, 2024		(67,942)				$ 0	$ 600	[1]	24,400		(92,942)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of ordinary shares to Sponsor in private placement (in shares)						580,000
Sale of Class A ordinary shares to Sponsor in private placement			$ 5,800,000			$ 58				$ 5,799,942
Accretion of redeemable Class A ordinary shares to redemption value		(15,519,715)							(5,824,342)		(9,695,373)
Other comprehensive income (oss)		138,047										138,047
Net income (loss)		17,516		$ 4,728							17,516
Ending balance (in shares) at Dec. 31, 2025			580,000	6,000,000	10,000	580,000	6,000,000	[1]
Ending balance at Dec. 31, 2025	$ 1	(9,632,094)			$ 1	$ 58	$ 600	[1]	0		(9,770,799)	138,047
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of redeemable Class A ordinary shares to redemption value		(2,135,811)									(2,135,811)
Other comprehensive income (oss)		(115,760)										(115,760)
Net income (loss)		2,396,410		$ 470,192							2,396,410
Ending balance (in shares) at Mar. 31, 2026			580,000	6,000,000	10,000	580,000	6,000,000
Ending balance at Mar. 31, 2026	$ 1	$ (9,487,255)			$ 1	$ 58	$ 600		$ 0		$ (9,510,200)	$ 22,287

[1]	The number of shares and the amounts have been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 1,000,000 Class B ordinary shares on May 1, 2025 (See Note 7).